DISCONTINUED OPERATIONS - Results of Operations (Details) - Technical and Professional Services - Held for sale - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenues
Revenue, net	$ 2,667	$ 3,437	$ 7,754	$ 10,505
Cost of revenues, excluding depreciation and amortization	2,363	2,694	11,380	12,658
Gross margin	304	743	(3,626)	(2,153)
Operating expenses
Sales and marketing	54	128	366	945
Depreciation and amortization		182	582	4,051
Total operating expenses	54	310	948	4,996
Income from discontinued operations	250	433	(4,574)	(7,149)
Other expenses
Interest expense	(8)	(8)	(45)	(100)
Total other expense			(45)	(100)
Income from discontinued operations	908	425	(4,619)	(7,249)
Income tax expense			(12)
Net income from discontinued operations	908	425	(4,631)	(7,249)
Technical services
Revenues
Revenue, net	1,318	1,234	2,991	3,519
Professional services
Revenues
Revenue, net	1,320	1,874	3,785	8,476
Other
Revenues
Revenue, net	$ 29	$ 329	$ 978	$ (1,490)